Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2011
Registrant Name	dei_EntityRegistrantName	TURNER FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001006783
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 18, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jun 18, 2012
Prospectus Date	rr_ProspectusDate	Jan 31, 2012

Turner Spectrum Fund (Prospectus Summary): | Turner Spectrum Fund
TURNER SPECTRUM FUND

TURNER FUNDS

TURNER SPECTRUM FUND

Class C

Supplement dated June 18, 2012

to the Prospectus dated January 31, 2012

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS.  THIS SUPPLEMENT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

The following changes are made to the Prospectus, effective June 30, 2012:

1. The second paragraph under “Principal Strategy” on page 8 is deleted and replaced with the following:

The Fund invests its assets using the following seven Investment Strategies:  (1) Global Consumer; (2) Global Financial Services; (3) Global Medical Sciences; (4) Select Opportunities; (5) Market Neutral; (6) Titan; and (7) Global Resources and Infrastructure.  Although the weightings of each Investment Strategy will vary, it is the Adviser’s current intention to attempt to rebalance its investment portfolio annually as of each December 31st to allocate approximately 14.3% of its assets to each Investment Strategy.

2. The sixth paragraph under “Principal Strategy on page 8 is deleted in its entirety.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 31, 2012
Turner Spectrum Fund (Prospectus Summary): | Turner Spectrum Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TURNER SPECTRUM FUND
Supplement Text	ck0001006783_SupplementTextBlock

TURNER FUNDS

TURNER SPECTRUM FUND

Class C

Supplement dated June 18, 2012

to the Prospectus dated January 31, 2012

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS.  THIS SUPPLEMENT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

The following changes are made to the Prospectus, effective June 30, 2012:

Investment Strategy, Heading	rr_StrategyHeading	1. The second paragraph under “Principal Strategy” on page 8 is deleted and replaced with the following:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund invests its assets using the following seven Investment Strategies:  (1) Global Consumer; (2) Global Financial Services; (3) Global Medical Sciences; (4) Select Opportunities; (5) Market Neutral; (6) Titan; and (7) Global Resources and Infrastructure.  Although the weightings of each Investment Strategy will vary, it is the Adviser’s current intention to attempt to rebalance its investment portfolio annually as of each December 31st to allocate approximately 14.3% of its assets to each Investment Strategy.

Investment Strategy, Heading 1	ck0001006783_InvestmentStrategyHeading1	2. The sixth paragraph under “Principal Strategy on page 8 is deleted in its entirety.
Supplement Closing	ck0001006783_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE